Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash	$ 245,420	$ 169,430	$ 184,255
Accounts receivable, net	847,251	262,304	341,726
Inventories, net	418,778	648,715	586,764
Prepaid and other current assets	25,798	20,898	2,764
Total Current Assets	1,537,247	1,101,347	1,115,509
Property and Equipment, net (Note 2)	85,441	26,765	4,254,451
Intangibles, net (Note 1 and 13)	2,692,000
Operating right of use asset (Note 7)	124,264
Other Assets
Goodwill (Note 12)	1,634,507	834,220	892,312
Other assets (Note 12)			1,522,714
Total Other Assets	1,634,507	834,220	2,415,026
Total Assets	6,073,459	1,962,332	7,784,986
Current Liabilities
Line of credit (Note 3)	1,230,450	1,230,550	547,603
Convertible notes payable, net of discount (Note 4)	1,214,667	2,124,824
Derivative liability, convertible debt features and warrants	671,312	1,025,944
Current portion of long term notes payable (Note 4)	414,506	279,346	362,181
Accounts payable	1,725,632	690,882	771,080
Accrued expenses	258,734	597,351	146,978
Advances from stockholders			260,173
Deferred revenue	585,572	247,007	219,820
Short term notes payable - (Note 4)			165,000
Short term notes payable - related party (Note 6)	1,223,467	200,000	485,534
Total Current Liabilities	7,324,340	6,395,904	2,958,369
Noncurrent Liabilities
Noncurrent portion of accounts payable	133,897	174,703
Long term portion of related party notes payable (Note 6)	1,450,000
Notes payable, less current portion (Note 4)	71,228	1,607	4,524,347
Total Liabilities	8,979,465	6,572,214	7,482,716
Stockholders' Equity (Deficit) (Notes 1, 8, and 12)
Common stock	1,746	1,072	965
Preferred stock - Series E, non-redeemable	50
Additional paid-in capital	11,402,437	4,859,731	3,108,873
Accumulated deficit	(14,310,239)	(9,470,685)	(2,807,568)
Total Stockholders' Equity (Deficit)	(2,906,006)	(4,609,882)	302,270
Total Liabilities and Stockholders' Equity (Deficit)	$ 6,073,459	$ 1,962,332	$ 7,784,986